Filed pursuant to Rule 497
File No. 333-169679

FS ENERGY AND POWER FUND

Supplement dated December 2, 2011
to
Prospectus dated May 12, 2011

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy and Power Fund dated May 12, 2011, as previously supplemented and amended (as so supplemented and amended, the "Prospectus").

You should carefully consider the "Risk Factors" beginning on page 30 of the Prospectus before you decide to invest in our common shares.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled "Suitability Standards" by adding the following immediately after the second paragraph thereof:

Alabama—Investors must have a net worth of at least 10 times their investment in us and other similar programs.

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the following:

Subscription Agreement

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the “Shares”) of FS Energy and Power Fund, a Delaware statutory trust (sometimes referred to herein as the “Company”), set forth below.

1. Investment

Commissionable Investment	Advisory and Other Net of Commission Investment

Subscription Amount $	Subscription Amount $

Initial Investment ($5,000 minimum)	Initial Investment ($5,000 minimum)* * Pursuant to a wrap fee arrangement

Additional Investment ($500 minimum)	Additional Investment ($500 minimum)* * Pursuant to a wrap fee arrangement

Net of Commission Purchase* * By a registered representative on his/her own behalf

2. Ownership (Select only one)

Individual	Joint Tenants with Rights of Survivorship	UGMA: State of _____
(one signature)	(all parties must sign)	(custodian signature required)

Community Property	Tenants in Common	UTMA: State of _____
(all parties must sign)	(all parties must sign)	(custodian signature required)

Qualified Pension	Profit Sharing Plan	Trust
(include Plan Documents)	(include Plan Documents)	(include title and signature page)

Corporation (include Corporate	Partnership (include Partnership	Other (specify and include title and
Resolution; authorized signature)	Agreement; authorized signature)	signature pages)

Custodial Arrangement
(owner and custodian signature required)

IRA	SEP	Name of Custodian

Roth IRA	KEOGH	Mailing Address

Rollover IRA	Other

Custodian Information (to be completed by custodian above)

Custodian Tax ID #		Custodian Account #

Custodian Phone #

3. Investor Information (Please print)

Individual Owner/Beneficial Owner
(first, middle, last)

Social Security #

Address	Date of Birth
(You must include a permanent street address even if your mailing address is a P.O. Box)	(mm/dd/yyyy)

Country of Citizenship	Daytime Phone #

Joint Owner/Beneficial Owner/Minor
(first, middle, last)

Social Security #

Address	Date of Birth
(You must include a permanent street address even if your mailing address is a P.O. Box)	(mm/dd/yyyy)

Country of Citizenship	Daytime Phone #

3. Investor Information (continued)

Trust Information

Name of Trust	Date of Trust
(first, middle, last)	(mm/dd/yyyy)

Address
(You must include a permanent street address even if your mailing address is a P.O. Box)

Trustee(s)	Tax ID

Beneficial Owner(s)	Social Security #

Beneficial Owner(s) Address	Date of Birth
(mm/dd/yyyy)
Occupation

Corporation/Partnership/Other

Entity Name				Date of Entity
(first, middle, last)				Formation (mm/dd/yyyy)

Address
(You must include a permanent street address even if your mailing address is a P.O. Box)

Entity Type	If corporation	C Corp	S Corp	Tax ID

Officer(s), General Partner or Authorized Person(s)

4. Distributions (IRA accounts may not direct distributions without the custodian’s approval)

I hereby elect the distribution option indicated below:

I choose to participate in the Company’s Distribution Reinvestment Plan.*	I choose to have distributions deposited in a checking, savings, IRA or brokerage account.**	I choose to have distributions mailed to me at the address listed in Section 3.	I choose to have distributions mailed to me at the following address: ______________________ ______________________ ______________________

*

The Company requests that each investor that elects to have his or her distributions reinvested in the Company’s Distribution Reinvestment Plan notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

**	Complete the information below.

I authorize the Company or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

Name of Financial Institution	Account Type

Mailing Address

ABA Routing Number	Account Number

Individual/Trustee/Beneficial Owner
(signature)

Joint Owner/Co-Trustee
(signature)
5. Electronic Delivery of Documents (You will not receive paper mailings)

In lieu of receiving documents by mail, I authorize the Company to make available on their website at www.fsenergyandpowerfund.com their quarterly reports, annual reports, tender offer materials, proxy statements, prospectus supplements or other reports required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. (Any investor who elects this option must provide an e-mail address below and ensure that the Company has a current e-mail address for as long as he or she owns Shares.)

E-mail Address	Initials

6. Subscriber Representations

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:

		Owner (Initials)	Joint Owner (Initials)

a)

I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described and agree to be bound by the terms and conditions therein.

b)

I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus for the Company relating to the Shares under “Suitability Standards.”

c)	I am (we are) purchasing Shares for my (our) own account.

d)	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e)	If I am (we are) a resident of Alabama, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in the Company and other similar programs.

f)

If I am (we are) a resident of Idaho, I (we) certify that I (we) have (1) a liquid net worth of $85,000 and minimum annual gross income of $85,000, or (2) a minimum liquid net worth of $300,000. I (we) also certify that this investment does not exceed 10% of my (our) liquid net worth.

g)	If I am (we are) a resident of Iowa, I (we) certify that my (our) total investment in the Shares does not exceed 10% of my (our) net worth.

h)

If I am (we are) a resident of Kansas, I (we) hereby acknowledge that the Office of the Kansas Securities Commissioner recommends that I (we) should limit my (our) aggregate investment in Shares and other non-traded business development companies to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

i)

If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either (1) a liquid net worth of $85,000 and annual gross income of $85,000; or (2) a liquid net worth of $300,000. I (we) further certify that my (our) total investment in the Company does not exceed 10% of my (our) liquid net worth.

j)

If I am (we are) a resident of Maine, I (we) hereby acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in the Company and its affiliates not exceed 10% of my (our) liquid net worth. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

k)

If I am (we are) a resident of Massachusetts, I (we) hereby acknowledge that it is recommended by the Massachusetts Securities Division that I (we) not invest, in the aggregate, more than 10% of my (our) liquid net worth in the Company and other non-traded business development companies. Liquid net worth is that portion of my (our) net worth that consists of cash, cash equivalents and readily marketable securities.

l)

If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company and its affiliates and I (we) meet one of the established suitability standards described under (b) above.

m)	If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.

n)	If I am (we are) a resident of Oregon, I (we) certify that my (our) investment in the Shares does not exceed 10% of my (our) net worth.

o)	If I am (we are) a resident of the State of Washington, I (we) certify that I (we) will limit my (our) investment in the Shares to a maximum of 10% of my (our) net worth.

7. Important Information (Rights, Certifications, Authorizations)

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you hereby acknowledge receipt of the Prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus. Residents of Maine, Massachusetts, Minnesota, Missouri, Nebraska and Ohio investing in the Company, who first received the Prospectus only at the time of subscription may receive a refund of the subscription amount upon request to the Company within five business days of the date of subscription.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial adviser. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list the Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Shares is not suitable if you require short-term liquidity. In addition, you acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses. You also acknowledge that the Company may suspend or terminate its share repurchase program at any time and Shares repurchased in the share repurchase program will be repurchased at a price below the offering price in effect on the date of repurchase.

Owner or Authorized Person (Print Name)		Owner or Authorized Person (Print Name)

Owner or Authorized Person Signature		Owner or Authorized Person Signature

Date	/ /	Date	/ /
(mm/dd/yyyy)		(mm/dd/yyyy)

8. Financial Adviser

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor’s prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares. The undersigned Financial Adviser further represents and certifies that, in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

Broker-Dealer	Financial Adviser Name
(First, Middle, Last)

Address
(City, State, ZIP)

Adviser Number	Branch Number	Telephone

Email Address	Fax

Financial Adviser Signature	Date

Principal Signature	Date

9. Investment Instructions

By Wire Transfer UMB Bank, N.A., ABA Routing #101000695, FS Energy and Power Fund, Account #9871916758	By Mail: (Checks should be made payable to "UMB Bank, N.A., as agent for FS Energy and Power Fund")

FS Energy and Power Fund Services
Custodial Accounts Forward Subscription Agreement to the custodian	c/o DST Systems Inc. (877) 628-8575

Regular Mail
P.O. Box 219095
Kansas City, MO 64121-9095

Express/Overnight Delivery
430 W. 7th Street
Kansas City, MO 64105

Ed. 002